Equity (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Warrants outstanding - beginning balance		3,762
Weighted average exercise price, beginning		$ 1,661.4
Warrants exercisable	3,762
Weighted average exercise price, warrants exercisable	$ 1,661.4